Exhibit 99.1

Ernst & Young LLP Tel: +1 212 773 3000 One Manhattan West ey.com New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citi Affordable Depositor LLC (the “Depositor”)
Citigroup Global Markets Inc.
Citibank, N.A.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
(collectively, the “Specified Parties”)

Re:	Freddie Mac
Structured Pass-Through Certificates (SPCs) Series ML-13

FRETE 2022-ML13 Trust
Multifamily ML Certificates, Series 2022-ML13

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Freddie Mac Structured Pass-Through Certificates (SPCs) Series ML-13 and FRETE 2022-ML13 Trust Multifamily ML Certificates, Series 2022-ML13 securitization transaction (the “Transaction”) as of 7 November 2022.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed‑upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Loans,
	iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

7 November 2022

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that the primary assets of the Transaction’s issuing entity will consist of 47 tax-exempt loans (the “Loans”) secured by 44 multifamily mortgage loans secured by 48 multifamily mortgaged real properties (the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Loans as of 1 November 2022 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

Villa De Guadalupe Apartments	Amendment or Allonge to Multifamily Note
Cambrian Center	Amendment or Allonge to Multifamily Note
Town Park Towers	Amendment or Allonge to Multifamily Note
Camino del Mar Apartments	Amendment or Allonge to Multifamily Note

Attachment A Page 2 of 8

1. (continued)

Loan	Draft Source Document(s)

Vista del Mar Apartments	Amendment or Allonge to Multifamily Note
Roosevelt House Apartments	Amendment or Allonge to Multifamily Note
Jackson House Apartments and W.B. Sanders Retirement Centre Apartments	Amendment or Allonge to Multifamily Note
Township 9 Apartments	Amendment or Allonge to Multifamily Note
Poco Way Apartments	Amendment or Allonge to Multifamily Note
Volta Apartments Homes	Amendment or Allonge to Multifamily Note
Chelten Apartments	Amendment or Allonge to Multifamily Note
Keller Plaza	Amendment or Allonge to Multifamily Note
Duetta Apartment Homes	Amendment or Allonge to Multifamily Note
West Valley Towers	Amendment or Allonge to Multifamily Note
Bayview Senior Housing	Amendment or Allonge to Multifamily Note
Vistas Senior Apartments	Amendment or Allonge to Multifamily Note
The Oaks Apartments	Amendment or Allonge to Multifamily Note
Hamlin Estates Apartments	Amendment or Allonge to Multifamily Note
Garden Trail	Amendment or Allonge to Multifamily Note
Golden Oak Manor	Amendment or Allonge to Multifamily Note
Sun Sage Homes	Amendment or Allonge to Multifamily Note
The Crossings on Aston Apartments	Amendment or Allonge to Multifamily Note

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 8

4.	Using the:
a.	First Payment Date and
b.	Mandatory Prepayment Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan (except for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Loan Term (Original)” characteristic for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, the Depositor instructed us to use the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Gross Interest Rate and
c.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s) and the Seven Palms Apartments Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

7. (continued)

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

For the purpose of comparing the “Amortization Term (Original)” characteristic for the Seven Palms Apartments Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the amortization schedule Source Document (the “Seven Palms Apartments Loan Amortization Schedule”), the Depositor instructed us to use the amortization term, as shown on the Seven Palms Apartments Loan Amortization Schedule.  We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	IO Period,
d.	Seasoning,
e.	First Payment Date,
f.	Mandatory Prepayment Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the “Mandatory Prepayment Date” (the “Mandatory Prepayment Date Balance”) of each Loan with a “Mandatory Prepayment Date” characteristic other than “N/A,” as shown on the Final Data File (except for the Loan identified on the Final Data File as “Britton Courts Apartments (Series G-1 Note)” (the “Britton Courts Apartments (Series G-1 Note) Loan”) and the Seven Palms Apartments Loan, which are described in the succeeding paragraph(s) of this Item), assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Mandatory Prepayment Date Balance” characteristic for the Britton Courts Apartments (Series G-1 Note) Loan, the Depositor instructed us to apply a principal prepayment of $14,992.34, which occurred prior to the “First Payment Date,” as shown on the amortization schedule Source Document.

For the purpose of comparing the “Mandatory Prepayment Date Balance” characteristic for the Seven Palms Apartments Loan, the Depositor instructed us to use the balance as of the “Mandatory Prepayment Date,” as shown on the Seven Palms Apartments Loan Amortization Schedule.

For the purpose of this procedure, the Depositor instructed us to:
a.	Ignore differences of +/- $2 or less,
b.
Recalculate the “Mandatory Prepayment Date Balance” as the principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” is applied to the principal balance of the corresponding Loan and

c.	Use “N/A” for the “Mandatory Prepayment Date Balance” characteristic for each Loan with a “Mandatory Prepayment Date” characteristic of “N/A,” as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 6 of 8

11.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	IO Period,
d.	Seasoning,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the “Maturity Date” (the “Maturity Balance”) of each Loan with a “Mandatory Prepayment Date” characteristic of “N/A,” as shown on the Final Data File (except for the Loan identified on the Final Data File as “Britton Courts Apartments (Series G-2 Note)” (the “Britton Courts Apartments (Series G-2 Note) Loan”), which is described in the succeeding paragraph(s) of this Item), assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Maturity Balance” characteristic for the Britton Courts Apartments (Series G-2 Note) Loan, the Depositor instructed us to apply a principal prepayment of $93,989.28, which occurred prior to the “First Payment Date,” as shown on the amortization schedule Source Document.

For the purpose of this procedure, the Depositor instructed us to:
a.	Ignore differences of +/- $2 or less,
b.
Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Loan and

c.	Use “N/A” for the “Maturity Balance” characteristic for each Loan with a “Mandatory Prepayment Date” characteristic other than “N/A,” as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

12.
Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

13.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing),
c.	Most Recent NCF and
d.	UW NCF,
as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:
i.	Most Recent NCF DSCR,
ii.	Most Recent NCF DSCR (IO),
iii.	UW NCF DSCR and
iv.	UW NCF DSCR (IO)
of each Loan (except for the Loans identified on the Final Data File as:
(1)
“Francis of Assisi Community Project (Tranche A)” (the “Francis of Assisi Community Project (Tranche A) Loan”) and “Francis of Assisi Community Project (Tranche B)” (the “Francis of Assisi Community Project (Tranche B) Loan,” together with the Francis of Assisi Community Project (Tranche A) Loan, the “Francis of Assisi Community Project Loan Group”),

(2)
“Guardian Court (Market Tranche)” (the “Guardian Court (Market Tranche) Loan”), “Guardian Court (HAP Overhang Tranche)” (the “Guardian Court (HAP Overhang Tranche) Loan,” together with the Guardian Court (Market Tranche) Loan, the “Guardian Court Loan Group”) and

(3)	The Britton Courts Apartments (Series G-1 Note) Loan and Britton Courts Apartments (Series G-2 Note) Loan (collectively, the “Britton Courts Apartments Loan Group”), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the characteristics listed in i. through iv. above for the:
a.	Francis of Assisi Community Project Loan Group,
b.	Guardian Court Loan Group and
c.	Britton Courts Apartments Loan Group,
respectively, on an aggregate basis.

For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through iv. above to two decimal places.

Attachment A Page 8 of 8

14. (continued)

For any Balloon Loan (as defined herein) or Fully Amortizing Loan (as defined herein), the Depositor instructed us to use “N/A” for the “Most Recent NCF DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

15.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV and
iii.	Cut-Off Date Balance/Unit
of each Loan (except for the Francis of Assisi Community Project Loan Group, Guardian Court Loan Group and Britton Courts Apartments Loan Group, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent.

For the purpose of this procedure, the Depositor instructed us to recalculate the characteristics listed in i. through ii. above for the:
a.	Francis of Assisi Community Project Loan Group,
b.	Guardian Court Loan Group and
c.	Britton Courts Apartments Loan Group,
respectively, on an aggregate basis.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

16.
Using the “Sponsor Name,” as shown on the Final Data File, we identified those Loans that had at least one common “Sponsor Name” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report or Plan and Cost Review
Property City	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report or Plan and Cost Review
County	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report, Updated Appraisal Report, Plan and Cost Review or USPS Internet Site
Property State	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report or Plan and Cost Review
Metropolitan Statistical Area (see Note 3)	MSA Support File
Zip Code	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report, Updated Appraisal Report, Plan and Cost Review or USPS Internet Site
Property Type	Updated Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Property Subtype	Updated Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Year Built	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo or Conversion Review Memo
Year Renovated	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo or Conversion Review Memo

Exhibit 1 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

UW Appraisal Value Date	UW Appraisal Report
UW Appraised Value	UW Appraisal Report
Appraised Value	Updated Appraisal Report or Situs Evaluation Report
Appraisal Valuation Date	Updated Appraisal Report or Situs Evaluation Report
Seismic Insurance if PML >= 20% (Y/N) (see Note 4)	Seismic Evaluation Report, Construction Risk Review, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Servicer Insurance Assessment
Total Units (see Note 5)	Rent Roll or Updated Appraisal Report
Unit of Measure	Rent Roll or Updated Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 7)	Rent Roll

Underwriting Information: (see Note 8)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Operating Statement Analysis Report
3rd Most Recent EGI	Operating Statement Analysis Report
3rd Most Recent Expenses	Operating Statement Analysis Report
3rd Most Recent NOI	Operating Statement Analysis Report
3rd Most Recent NCF	Operating Statement Analysis Report
2nd Most Recent Financial End Date	Operating Statement Analysis Report
2nd Most Recent EGI	Operating Statement Analysis Report
2nd Most Recent Expenses	Operating Statement Analysis Report
2nd Most Recent NOI	Operating Statement Analysis Report
2nd Most Recent NCF	Operating Statement Analysis Report
Most Recent Financial End Date (see Note 9)	Interim Financial Analysis Report
Most Recent EGI (see Note 9)	Interim Financial Analysis Report
Most Recent Expenses (see Note 9)	Interim Financial Analysis Report
Most Recent NOI (see Note 9)	Interim Financial Analysis Report
Most Recent NCF (see Note 9)	Interim Financial Analysis Report
UW EGI	Underwriting Report
UW Expenses	Underwriting Report
UW NOI	Underwriting Report
UW NCF	Underwriting Report

Exhibit 1 to Attachment A

Loan Information:

Characteristic	Source Document(s)

Optigo Lender	Funding Loan Agreement, Multifamily Note, Lease Agreement or Notice of Conversion
Note Date	Multifamily Note
Loan Purpose (New Construction/Rehabilitation/ Refinance/Immediate Perm)	Conversion Credit Memo
Conversion Date	Notice of Conversion
Original Loan Amount (see Note 14)	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Cut-Off Date Loan Amount (see Note 10)	Servicer Balance Statement
Gross Interest Rate	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Loan Amortization Type	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Monthly Debt Service Amount (IO) (see Note 11)	Amortization Schedule, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
Monthly Debt Service Amount (Amortizing) (see Note 11)	Amortization Schedule, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
First Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Maturity Date	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Mandatory Prepayment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Notice of Prepayment

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Accrual Basis (see Note 13)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Late Charge Grace Period	Multifamily Note or Lease Agreement
Prepayment Provision (see Note 12)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Escrow Break Notice
Title Vesting (Fee/Leasehold/Both)	Title Policy
Lien Position	Title Policy
Number of Properties	Borrower Loan Agreement, Lease Agreement, Engineering Report or Property Condition Assessment
Ground Lease Maturity Date	Ground Lease Agreement, Ground Lease Rider, Ground Lease Estoppel, Ground Lease Analysis or Lease Agreement
Additional Financing In Place (existing) (Y/N)	Subordinate Financing Agreement, Intercreditor Agreement or Audited Financial Statement
Additional Financing Amount (existing)	Subordinate Financing Agreement, Intercreditor Agreement or Audited Financial Statement
Additional Financing Description (existing)	Subordinate Financing Agreement, Intercreditor Agreement or Audited Financial Statement
Bond Counsel Name	Opinion of Bond Counsel or Opinion of Governmental Lender
Tax Credit Investor Name	Audited Financial Statement, Limited Partnership Agreement or Operating Agreement

Reserve/Escrow Information: (see Note 10)

Characteristic	Source Document(s)
Tax Reserve (Initial)	Servicer Balance Statement
Tax Reserve (Monthly)	Servicer Balance Statement
Insurance Reserve (Initial)	Servicer Balance Statement
Insurance Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve – Contractual – Cap ($ or N/A)	Replacement Reserve Agreement
Other Reserve (Initial)	Servicer Balance Statement
Other Reserve (Monthly)	Servicer Balance Statement
Other Reserve Description	Servicer Balance Statement

Exhibit 1 to Attachment A

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract, HAP Agreement or Tax Credit Application
Description of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract, HAP Agreement or Tax Credit Application
Number of LIHTC Units	Regulatory Agreement or Tax Credit Application
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, HAP Contract, HAP Agreement or Tax Credit Application
Issuer	Funding Loan Agreement or Trust Indenture
Fiscal Agent Name	Funding Loan Agreement or Trust Indenture
Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Trust Indenture or Schedule of Fees
Annual Fiscal Agent Fee Payment Date (see Note 1)	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Annual Fiscal Agent Fee Payment Date (see Note 1)	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Affordable Units (<=30% AMI)	Regulatory Agreement or Tax Credit Application
Affordable Units (<=50% AMI)	Regulatory Agreement or Tax Credit Application
Affordable Units (50-60% AMI)	Regulatory Agreement or Tax Credit Application
Affordable Units (60-70% AMI)	Regulatory Agreement or Tax Credit Application
Affordable Units (70-80% AMI)	Regulatory Agreement or Tax Credit Application
Affordable Units (80-90% AMI)	Regulatory Agreement or Tax Credit Application
High Cost Affordable Units (90‑100% AMI)	Regulatory Agreement or Tax Credit Application
Affordable LI Units (<=80% AMI)	Regulatory Agreement or Tax Credit Application
Affordable LI Units (<=60% AMI)	Regulatory Agreement or Tax Credit Application
Affordable VLI Units (<=50% AMI)	Regulatory Agreement or Tax Credit Application

Exhibit 1 to Attachment A

Notes:

1.
For any Loan listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

Volta Apartments Homes	Annual Fiscal Agent Fee Payment Date	3/23
	First Annual Fiscal Agent Fee Payment Date	3/23/2016

Duetta Apartment Homes	Annual Fiscal Agent Fee Payment Date	3/23
	First Annual Fiscal Agent Fee Payment Date	3/23/2016

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the “Street Address” characteristic, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

3.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “MSA Report_ML013.xlsx” which was provided by the Depositor on 19 August 2022.

4.
For the purpose of comparing the “Seismic Insurance if PML >= 20% (Y/N)” characteristic, the Depositor instructed us to use “Yes” if the applicable Source Document(s) indicate the PML is greater than or equal to 20% and seismic insurance is in place.  The Depositor instructed us to use “No” if the applicable Source Document(s) indicate the PML is less than 20% or seismic insurance is not in place.

For the purpose of comparing the “Seismic Insurance if PML >= 20% (Y/N)” characteristic, the servicer insurance assessment Source Document is a Microsoft Excel file labelled “Citi_ML013 - UW Suppl Ins Data Tape 2022_2022.08.03-Final 8-18-22.xlsx” which was provided by the Depositor on 7 September 2022.

5.
For the purpose of comparing the “Total Units” characteristic, the Depositor instructed us to only include the residential units at the Property associated with each Loan, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, the Depositor instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidized rents for occupied units,
as shown in the rent roll Source Document, and to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Occupancy %” characteristic, the Depositor instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

9.
For the purpose of comparing the indicated characteristics, the interim financial analysis report Source Document is a Microsoft Excel file labelled “Freddie M 2022_TTM 6.30.2022_9.9.2022.xlsx” which was provided by the Depositor on 9 September 2022.

10.
For the purpose of comparing the indicated characteristics, the servicer balance statement Source Document is a Microsoft Excel file labelled “Freddie M 2022_Servicer Balances Nov 2022.xlsx” which was provided by the Depositor on 31 October 2022.

11.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File (except for the Loans identified on the Preliminary Data File as “West Valley Towers” (the “West Valley Towers Loan”) and “Vistas Senior Apartments” (the “Vistas Senior Apartments Loan”), which are described in the succeeding paragraph(s) of this Note), the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

11. (continued)

For any Loan for which the “Loan Amortization Type” characteristic is “Balloon” (each, a “Balloon Loan”) or “Fully Amortizing” (each, a “Fully Amortizing Loan”), as shown on the Preliminary Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for the West Valley Towers Loan, the multifamily note Source Document indicates an accrual basis of “Actual/360” and the amortization schedule Source Document indicates a gross interest rate of 3.08200% during the “IO Period.”  The Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	3.08200%, as shown on the amortization schedule Source Document, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for the Vistas Senior Apartments Loan, the multifamily note Source Document indicates an accrual basis of “Actual/360” and the amortization schedule Source Document indicates a gross interest rate of 3.08200% during the “IO Period.”  The Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	3.08200%, as shown on the amortization schedule Source Document, and
c.	365/360.

12.
For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For certain Loans, the multifamily note Source Document indicates the prepayment premium period extends beyond the “Loan Term (Original)” (as defined herein).  For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume no prepayment premium will be due on the final loan payment date.

For all Loans, the multifamily note Source Document indicates prepayment is permitted at any time during the “Loan Term (Original).”  For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to include the “Payment Date” on or following the “Conversion Date” (the “Stub Payment Date”) that occurs prior to the “First Payment Date.”

Exhibit 1 to Attachment A

Notes: (continued)

12. (continued)

For the Loan identified on the Preliminary Data File as “Keller Plaza” (the “Keller Plaza Loan”), the multifamily note Source Document contains the following language:

“If the prepayment is made at any time after the date of this Note and on or before the Conversion Date (the “Yield Maintenance Period End Date”) the prepayment premium shall be the greater of:”

For the purpose of comparing the “Prepayment Provision” characteristic for the Keller Plaza Loan, the Depositor instructed us to ignore the language described above and assume the prepayment premium is due prior to the end of the prepayment premium period as described in the multifamily note Source Document.

13.
For the purpose of comparing the “Accrual Basis” characteristic for the West Valley Towers Loan and Vistas Senior Apartments Loan, the multifamily note Source Document indicates that during the “IO Period” (as defined herein) the loans accrue interest on an Actual/360 basis, and on and after the respective payment dates in November 2015 the loans will accrue interest on a 30/360 basis.  The Depositor instructed us to use “30/360” for the “Accrual Basis” characteristic.

14.
For the Loan identified on the Preliminary Data File as “Winnetka Senior Apartments,” the notice of conversion Source Document shows a permanent loan amount of $3,266,259 that was subsequently split into two different tranches.  The Depositor instructed us to use the “HAP Tranche” amount of $2,525,327, as shown on the amortization schedule Source Document, for the “Original Loan Amount” characteristic.

For the Loan identified on the Preliminary Data File as “Seven Palms Apartments” (the “Seven Palms Apartments Loan”), the notice of conversion Source Document shows a permanent loan amount of $6,523,968 that was subsequently split into two different tranches.  The Depositor instructed us to use the “Tax-Exempt Tranche” amount of $6,120,757, as shown on the amortization schedule Source Document, for the “Original Loan Amount” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan No. / Property No.
Berkadia Loan Number
Administration Fee Rate
Engineering Reserve/Deferred Maintenance
Single Purpose Borrowing Entity / Single Asset Borrowing Entity
Crossed Loans
Defeasance to Maturity (Y/N)
Cash Management (Description or N/A)
Springing Reserve Type
Springing Reserve Amount
Green Advantage
Non-Compliance Provisions (Y/N)
Future Supplemental Financing (Y/N)
Future Supplemental Financing Description
Tax Credit Syndicator Name
Environmental Impact Indicator
Description of Environmental Impact Indicator
Furthering Economic Opportunity
UW Appraised Value Type
Appraised Value Type
Sponsor Name
Footnotes

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.